Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	86 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Without Sales Load [Member] | Preferred Securities and Income SMA Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
Average Annual Return, Percent	11.07%	4.41%		6.31%
ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	8.64%	2.50%		4.34%
Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	9.52%	3.73%		5.56%